TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Summary Prospectuses

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Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” in each Summary Prospectus is hereby deleted and replaced with the following:

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The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.

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Transamerica ING Balanced Allocation VP

Transamerica ING Conservative Allocation VP

Transamerica ING Moderate Growth Allocation VP

Transamerica International Moderate Growth VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” in each Summary Prospectus is hereby deleted and replaced with the following:

•

The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.

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Investors Should Retain this Supplement for Future Reference

August 5, 2013